13F-HR
6/30/03

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York July 21, 2003

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value total:	$134,080


List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000
)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Celanese AG

COM

2507639

4993

208035

SH



Sole



208035


AOL Time Warner

COM

00184A105

2414

150000

SH



Sole



150000


Abercrombie and Fitch Co.

COM

002896207

8563

301400

SH



Sole



301400


Amgen Inc

COM

031162100

19156

290500

SH



Sole



290500


Armstrong Holdings Inc.

COM

042384107

1980

1000000

SH



Sole



1000000


BE Aerospace

COM

073302101

2480

800000

SH



Sole



800000


Chicago Bridge & Iron Co NV

COM

167250109

6804

300000

SH



Sole



300000


Citigroup Inc

COM

172967101

10700

250000

SH



Sole



250000


Coca-Cola Co

COM

191216100

4641

100000

SH



Sole



100000


Duke Energy Corporation

COM

264399106

6983

350000

SH



Sole



350000


EMC Corporation

COM

268648102

5235

500000

SH



Sole



500000


Enpro Industries

COM

29355X107

10690

1000000

SH



Sole



1000000


Goodrich Corporation

COM

382388106

3150

150000

SH



Sole



150000


Home Depot Inc

COM

437076102

7452

225000

SH



Sole



225000


Idec Pharmaceuticals Corp

COM

449370105

2717

80000

SH



Sole



80000


Micron Technology

COM

595112103

1461

125620

SH



Sole



125620


Nike Class B

Class B

654106103

5349

100000

SH



Sole



100000


Pharmaceutical Resources Inc.
COM

717125108

973

20000

SH



Sole



20000


Quest Diagnostics Inc

COM

74834L100

5104

80000

SH



Sole



80000


Sanmina-SCI Corp

COM

800907107

4588

726000

SH



Sole



726000


Siebel Systems Inc

COM

826170102

2371

250000

SH



Sole



250000


Titanium Metals Corporation

COM

888339108

3878

120800

SH



Sole



120800


USG Corp.

COM

903293405

9500

500000

SH



Sole



500000


Whitehall Jewellers Inc

COM

965063100

2901

319800

SH



Sole



319800

